Income Taxes	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes

Note 11 — Income taxes

The Company is subject to taxation in Switzerland. During the three months ended March 31, 2022, the Company did not incur any significant income tax expense or benefit as the Company incurred tax losses and provided a full valuation allowance.

The components of income or loss before income tax were as follows:

Three Months Ended March 31, 2022
Switzerland	$(15,911,398)
Foreign	38,588
Total	$(15,872,810)

The provision for income taxes differs from the amount computed by applying the statutory income tax rate to loss before income taxes as follows:

Three Months Ended March 31, 2022
Statutory income tax rate	11.9%
Change in valuation allowance	(11.9)%
Effective income tax rate	—%

Significant components of the Company’s deferred tax assets were:

	March 31, 2022	December 31, 2021
Intangible assets	$2,963,340	$2,963,340
Defined benefit plan	17,634	8,497
Net operating loss carry forward	4,751,048	2,873,281
Total deferred tax assets (gross)	7,732,023	5,845,118
Valuation allowance	(7,732,023)	(5,845,118)
Total deferred tax asset (net)	$—	$—

As of March 31, 2022, the Company’s net deferred tax assets before valuation allowance were USD 7.7 million. In assessing the realizability of its deferred tax assets, the Company considers whether it is more likely than not that some portion or all of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on the weight of all evidence, the Company has determined that it is not more likely than not that the net deferred tax assets will be realized. A valuation allowance of USD 7.7 million has been recorded against the deferred tax assets.

As of March 31, 2022, the Company had net operating losses of approximately USD 40.1 million of which USD 24.2 million will expire in 2028 and USD 15.8 million will expire in 2029.

The Company’s net operating losses will not be subject to any limitation due to the change in the ownership according to Swiss Tax Code.

The Company has no unrecognized tax benefits and does not expect that uncertain tax benefits will change significantly in the next twelve months.

Note 12 — Income taxes

The Company is subject to taxation in the Canton of Zug, Switzerland. During the period ended December 31, 2021, the Company did not incur any significant income tax expense or benefit as the Company incurred tax losses and provided a full valuation allowance.

The components of income or loss before income tax were as follows:

For the period from March 10, 2021 (Inception) to December 31, 2021
Switzerland	$(53,663,726)
Foreign	24,866
Total	$(53,638,860)

The provision for income taxes differs from the amount computed by applying the statutory income tax rate to loss before income taxes as follows:

For the period from March 10, 2021 (Inception) to December 31, 2021
Statutory income tax rate	11.9%
Non-deductible expense	(10.9)%
Change in valuation allowance	(1.0)%
Other	0.0%
Effective income tax rate	0.0%

Significant components of the Company’s deferred tax assets (liabilities) were:

December 31, 2021
Intangible assets	$2,963,340
Defined benefit plan	8,497
Net operating loss carry forward	2,873,281
Total deferred tax assets (gross)	5,845,118
Valuation allowance	(5,845,118)
Total deferred tax asset (net)	$—

As of December 31, 2021, the Company’s net deferred tax assets before valuation allowance were USD 5.8 million. In assessing the realizability of its deferred tax assets, the Company considers whether it is more likely than not that some portion or all of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on the weight of all evidence, the Company has determined that it is not more likely than not that the net deferred tax assets will be realized. A valuation allowance of USD 5.8 million has been recorded against the deferred tax assets.

As of December 31, 2021, the Company had net operating losses of approximately USD 24.2 million which will expire in 2028. The Company’s net operating losses will not be subject to any limitation due to the change in the ownership according to Swiss Tax Code.

The Company has no unrecognized tax benefits and does not expect that uncertain tax benefits will change significantly in the next twelve months.